SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
Geographic Information
The following is a summary of revenues and long-lived assets by geographic area. Revenues are attributed to geographic region based on the location of the customers.

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
	(in thousands)
Revenues:
Taiwan	$506	$34	-
	$506	$34	$-

	December 31,
	2 0 1 5		2 0 1 4		2 0 1 3
	(in thousands)
Long-lived assets:
Israel	(*)	-	(*)	-	$2
	(*)	-	(*)	-	$2

(*) Less than $1

Sales to Major Customers
B.	Sales to Major Customers

The following table summarizes the percentage of revenues from sales to major customers (exceeding 10% of total revenues for the year):

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Customer A	100%	100%	0%

Cost of Revenues
C.	Cost of Revenues:

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
	(in thousands)

Materials and production expenses	$187	$9	$-
Other manufacturing costs	15	12	15
	202	21	15
Royalties to the Government of Israel	15	2	-
	$217	$23	$15